Investments	12 Months Ended
Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments

11 INVESTMENTS

The Company’s long-term investments consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Available-for-sale investments
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	15,847	14,259
iSNOB	20,768	38,378
Huzan Inc. (“Huzan”)	14,021	19,822

	50,636	72,459
Equity method investment
JM Weshop (Cayman) Inc. (“JM Weshop”)	150,401	169,262

Total	201,037	241,721

Available-for-sale investments

The following table summarizes, by major security type, the Company’s available-for-sale investments as of March 31, 2017, 2018 and 2019:

	As of March 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost	7,500	35,500	31,235
Unrealized Gains, including foreign exchange adjustment	3,435	15,136	41,224

Fair Value	10,935	50,636	72,459

Kuailaimai

In April 2015, the Group purchased 25% shareholding of Kuailaimai with a cash consideration of RMB7,500. According to the investment agreement, the Company has the option to request Kuailaimai to redeem the Company’s investments at the Company’s investment cost plus the interest if Kuailaimai fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment, the redeemable shares of Kuailaimai purchased by the Group are therefore considered not in substance common stock and is classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2018 and 2019, the Group remeasured the investment in Kuailaimai at fair values of RMB15,847 and RMB14,259, respectively, which were determined by management with the assistance of an independent appraisal. For the years ended March 31, 2017, 2018 and 2019, the unrealized securities holding gain net of tax of RMB1,000, RMB4,912 and the unrealized securities holding loss net of tax of RMB1,588 were reported in other comprehensive income, respectively.

iSNOB

iSNOB was a consolidated subsidiary of the Company. In October 2017, after Series A financing of iSNOB, the equity interest of the Company was diluted to 18% on a fully diluted basis. As a result, the Company lost the control in iSNOB and the financial position and result of operations of iSNOB was deconsolidated. As of March 31, 2019, the Company held 18,000,000 convertible and redeemable preferred shares of iSNOB, and the equity interest of the Company was diluted to 14.5% due to the latest financing of iSNOB in May 2018. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2018 and 2019, the Group remeasured the investment at a fair value of RMB20,768 and RMB38,378, respectively, which were determined by management with the assistance of an independent appraisal. For the year ended March 31, 2018 and 2019, the unrealized securities holding gain net of tax of RMB2,938 and RMB15,670 were reported in other comprehensive income, respectively. For the year ended March 31, 2018 and 2019, foreign currency translation loss of RMB1,129 and foreign currency translation gain of RMB1,470 were reported as foreign currency translation adjustments in other comprehensive income.

Huzan

In January 2018, the Group purchased 20% shareholding of Huzan with a cash consideration of RMB10,000. According to the investment agreement, the Company has the option to request Huzan to redeem the Company’s investments at the Company’s investment cost plus the interest if Huzan fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment, the redeemable shares of Huzan held by the Group are therefore considered not in substance common stock and classified as an available-for-sale debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.

As of March 31, 2018, the Group remeasured the investment in Huzan at fair value of RMB14,021, which was determined by management with the assistance of independent appraiser. For the year ended, March 31, 2018 the unrealized securities holding gain net of tax of RMB3,016 was recorded in other comprehensive income.

On November 1, 2018, the Company entered into a share repurchase agreement with Huzan, pursuant to which, Huzan repurchased 6,246,877 shares of Series Pre-A preferred shares held by the Company at a total price of approximately US$5,172 (equivalent to RMB35,501). The transaction was consummated on November 20, 2018. After this transaction, the equity interest of the Company was diluted to 6.72% on a fully diluted basis. The Company recognized a “Gain from investment disposal” of RMB31,236 in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

As of March 31, 2019, the Group remeasured the investment in Huzan at a fair value of RMB19,822, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2019, the unrealized securities holding gain net of tax of RMB10,985 was reported in other comprehensive income. For the year ended March 31, 2019, foreign currency translation loss of RMB919 was reported as foreign currency translation adjustments in other comprehensive income.

Equity method investment

In January 2018, JM Weshop, formerly known as JD Homexpress (Cayman) Inc., and Flying Get Limited (“Flying”), both are unrelated with the Company, and the Company entered into a share purchase agreement (the “SPA”) and a business cooperation agreement (the “BCA”). After the SPA and BCA were entered into by the three parties, JM Weshop, incorporated in Cayman, is expected to start to operate an e-commence platform mainly providing services for on-line shops from merchants through a social networking application. According to the BCA, the Company was responsible for selecting and teaming an operational labour workforce including but not limited to management level, product and technology staff, operational staff and administrative staff to JM Weshop before the closing date. On March 1, 2018, the closing date of the transaction, the Company completed the process and contributed an organized workforce team to JM Weshop, in exchange of 40,000,000 ordinary shares of JM Weshop, representing 40% shareholding of JM Weshop on a fully diluted basis. The Company is entitled to one out of three board seats at JM Weshop. Flying contributed and accounted for 60% shareholding of JM Weshop on a fully diluted basis and has the remaining two board seats, accordingly.

In accordance with the SPA, the Company may transfer 10,000,000 ordinary shares of JM Weshop held by the Company (“ESOP Shares”) to grantees who are the employees of JM Weshop. The Company is entitled to all the rights attaching to the ESOP Shares, including dividend rights, liquidation rights and voting rights, until the ESOP Shares are transferred to grantees upon exercise of their stock options. As of March 31, 2019, no awards with underlying ESOP shares has been granted.

As the Company is able to exercise significant influence over JM Weshop and the investment is in the form of ordinary shares of the investee, the Company therefore applies equity method accounting for JM Weshop investment starting from March 2018, and should share the results of JM Weshop accordingly. The carrying amount for the investment in JM Weshop as of March 31, 2018 and 2019 were as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Investment cost	158,627	159,711
Foreign currency translation	(1,179)	8,425

Total investment cost	157,448	168,136

Value booked under equity method
Share of cumulative (loss)/gain	(4,923)	2,312
Share of other comprehensive loss	(2,124)	(1,186)

Total booked value under equity method	(7,047)	1,126

Net book value	150,401	169,262

The organized workforce contributed by the Company to JM Weshop is considered a business with an input and a substantive process that can create output in accordance with ASC 805. Since the Company contributed this noncash asset that meets the definition of a business in exchange for the equity interest in JM Weshop. The Company followed the guidance in ASC 810-10-40-5, and recorded a gain in the amount of RMB158,627, measured as the difference between the fair value of the ordinary shares of JM Weshop that the Company received, and the carrying amount of the contributed workforce which did not have a value per MOGU’s book prior to the transaction. The fair value of the ordinary shares of JM Weshop was determined by management with the assistance of an independent appraiser. The gain is presented in the “Investment Gain” line item for the year ended March 31, 2018 on the Company’s Consolidated Statements of Operations and Comprehensive loss.

The Company determined the fair value of the ordinary shares of JM Weshop by using income approach. The key assumptions adopted in the valuation as of March 1, 2018 are as following:

As of March 1, 2018
Revenue growth rate	10% - 200%
Gross margin rate	(20)% - 53.5%
Discount rate	26%

Investment in JM Weshop is accounted for using the equity method with the investment cost allocated as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Carrying value of investment in JM Weshop’s	150,401	169,262
Proportionate share of JM Weshop’s net tangible and intangible assets	102,127	116,379

Excess of carrying value of the investment over proportionate share of JM Weshop’s net tangible and intangible assets	48,274	52,883

The excess of carrying value has been primarily assigned to:
Goodwill	48,274	52,883

Cumulative (loss)/gain in equity interest in JM Weshop	(4,923)	2,312
Cumulative other comprehensive loss in equity interest in JM Weshop	(2,124)	(1,186)

Total	(7,047)	1,126

For the year ended March 31, 2018, the Company recognized share based compensation expenses of RMB23 and RMB36 in the investment cost and share of results of equity investee, respectively, in connection with the stock options granted by the Company to JM Weshop employees that were transferred from the Company.

For the year ended March 31, 2019, the Company recognized share based compensation expenses of RMB1,084 and RMB1,483 in the investment cost and share of results of equity investee, respectively, in connection with the stock options granted by the Company to JM Weshop employees that were transferred from the Company.

For the year ended March 31, 2018, the Company recognized RMB4,982 of share of loss of equity investee and RMB2,214 of share of other comprehensive loss of equity method investee.

For the year ended March 31, 2019, the Company recognized RMB5,752 of share of income of equity investee and RMB938 of share of other comprehensive income of equity method investee.

This equity method investment is not considered individually material to meet threshold under Rule 4-08(g) of Regulation S-X.